Operating Segments and Geographical Information	6 Months Ended
Jun. 30, 2025
Operating Segments and Geographical Information [Abstract]
OPERATING SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 4 -	OPERATING SEGMENTS AND GEOGRAPHICAL INFORMATION:

The Company operates its business and reports its financial results in four operating segments:

a.	Architecture – this segment focuses on sales for both interior and exterior applications for commercial, retail, residential, healthcare and hospitality customers.

b.	Automotive – this segment focuses on sales that enable OEMs to incorporate Company’s technology into glass rooftops, side windows and windshields to replace conventional mechanical sun visors and shades.

c.	Safety tech – this segment focuses on sales of advanced driver assistance systems for buses, coaches, recreational vehicles and specific vehicles, such as camera and motion sensor systems, smart mirrors and safety doors.

d.	Aeronautics - this segment focuses on the sale of shading and cabin management systems in private and commercial aircraft and helicopters.

The Company’s Chief Executive Officer (“CEO”), was identified as the chief operating decision maker (“CODM”). The CODM reviews the financial information based on the Group’s disaggregated information about revenues and gross margin, once a quarter, including budget-to-actual variances, to make decisions about resources to be allocated to the segments and assess their performance. Segment revenues, expenses and gross margin exclude intersegment transactions. The CODM does not make operating and investing decisions based on assets, and as such does not review asset information per segment.

e.	Segment Information:

	For the period of six months ended June 30, 2025
	Aeronautics	Architecture	Automotive	Safety tech	Total
Revenues from external customers	$14,507	$4,903	$2,897	$20,114	$42,421
Intersegment revenues	25	-	37	-	62
Cost of revenue	9,921	3,163	2,315	15,987	31,386
Depreciation and amortization	422	121	122	352	1,017
Gross profit	$4,164	$1,619	$460	$3,775	$10,018

	For the period of six months ended June 30, 2024
	Aeronautics	Architecture	Automotive	Safety tech	Total
Revenues from external customers	$20,181	$5,255	$2,218	$21,484	$49,138
Intersegment revenues	1,761	104	-	-	1,865
Cost of revenue	11,465	3,491	2,751	17,623	35,330
Depreciation and amortization	490	88	-	423	1,001
Gross profit (loss)	$8,226	$1,676	$(533)	$3,438	$12,807

	For the period of three months ended June 30, 2025
	Aeronautics	Architecture	Automotive	Safety tech	Total
Revenues from external customers	$6,862	$2,489	$1,406	$9,297	$20,054
Intersegment revenues	-	-	-	-	-
Cost of revenue	5,064	1,584	1,123	7,478	15,249
Depreciation and amortization	222	62	63	172	519
Gross profit	$1,576	$843	$220	$1,647	$4,286

	For the period of three months ended June 30, 2024
	Aeronautics	Architecture	Automotive	Safety tech	Total
Revenues from external customers	$10,045	$2,625	$912	$10,827	$24,409
Intersegment revenues	782	104	-	-	886
Cost of revenue	6,056	1,661	1,060	8,546	17,323
Depreciation and amortization	236	48	-	210	494
Gross profit (loss)	$3,753	$916	$(148)	$2,071	$6,592

	For the three months ended, June 30		For the six months, ended June 30
	2025	2024	2025	2024
Total revenues for reportable segments	$20,054	$25,295	$42,483	$51,003
Elimination of intersegment revenues	-	(886)	(62)	(1,865)
Total consolidated revenues	20,054	24,409	42,421	49,138

Total reportable segment profit	4,286	6,592	10,018	12,807
Amounts not allocated to segments:
Research and development expenses, net	4,868	4,131	8,325	8,512
General and administrative expenses	6,076	5,271	11,773	11,400
Sales and marketing expenses	4,142	4,153	7,811	8,443
Depreciation and amortization	1,710	1,021	3,312	2,042
Other expenses, net	-	(63)	-	(38)
Consolidated operating loss	(12,510)	(7,921)	(21,203)	(17,552)
Other income	-	130	-	130
Financial expenses, net	1,790	(15,274)	(240)	(18,828)
Consolidated loss before income taxes	$(10,720)	$(23,065)	$(21,443)	$(36,250)
f.	Geographical information:

The following table summarizes revenue by region based on the shipping address of customers:

	For the three months ended June 30		For the six months ended June 30
	2025	2024	2025	2024
United States	$3,901	$6,686	$9,196	$13,954
Israel	472	171	956	432
France	6,618	7,280	12,003	12,375
United Kingdom	1,870	2,025	5,152	3,760
Rest of Europe	4,551	3,576	9,115	9,766
Asia	2,030	3,779	4,454	6,747
Rest of world	612	892	1,545	2,104
	$20,054	$24,409	$42,421	$49,138